Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Operating lease [member]
Statement [LineItems]
Future Minimum Lease Payments

Future minimum rentals payable under non-cancellable operating leases as at December 31 are as follows:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Within 1 year
- related parties	5,578	22,020	3,291
- third parties	14,058	11,238	1,680
After 1 year but within 5 years
- related parties	1,724	51,683	7,725
- third parties	14,003	16,759	2,505
After 5 years
- third parties	—	—	—

	35,363	101,700	15,201

Future Minimum Rentals Receivable Under Non-cancellable Operating Leases

Future minimum rentals receivable under non-cancellable operating leases as at December 31 are as follows:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Within 1 year
- related parties	184	1,248	187
- joint venture	—	2,308	345
- third parties	1,438	1,391	208
After 1 year but within 5 years
- related parties	268	1,030	154
- joint venture	—	9,087	1,358
- third parties	2,491	1,463	219
After than 5 years
- related parties	1,310	455	68
- joint venture	—	9,272	1,386

	5,691	26,254	3,925

Finance lease [member]
Statement [LineItems]
Future Minimum Lease Payments

Future minimum lease payments under finance lease together with the present value of the net minimum lease payments are as follows:

	31.12.2017		31.12.2018
	Minimum lease payments	Present value of payments	Minimum lease payments		Present value of payments
	RMB’000	RMB’000	RMB’000	US$’000	RMB’000	US$’000

Not later than one year	33	33	14	2	14	2
Later than one year but not later than five years	46	46	34	5	34	5

Total minimum lease payments	79	79	48	7	48	7
Less: Amount representing finance charges	*	*	*	*	*	*

Present value of minimum lease payments	79	79	48	7	48	7

*	Less than RMB 1 thousand (US$1 thousand)